Pension and Other Employee Obligations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 10,060	$ 10,800
Maximum limit of lump-sum gratuity payment	31	15
Past service cost	538
Amount of fund assets invested	1,041	976
Expected contributions for the year ending March 31, 2018	1,962
Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Amount of fund assets invested	4	4
Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Amount of fund assets invested	$ 1,037	973
Unquoted government securities [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	40.00%
Unquoted government securities [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	57.00%
Money market instruments [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	60.00%
Money market instruments [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	43.00%
Discount rate [member]
Disclosure of defined benefit plans [line items]
Possible change in discount rates	Up to 1%
India [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 9,402	7,973
Philippines [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	36	2,341
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 622	$ 486